Receivables (Tables)	12 Months Ended
Mar. 29, 2013
Receivables [Abstract]
Schedule of receivables
Receivables consist of the following:

(Amounts in millions)	March 29, 2013	March 30, 2012
Billed trade accounts	$1,627	$1,794
Unbilled recoverable amounts under contracts in progress	1,176	1,300
Other receivables	396	163
Total	$3,199	$3,257